As filed with the Securities and Exchange Commission on May 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 92.8%
Aerospace Product Manufacturing: 4.9%
3,216	BE Aerospace, Inc. 1	$149,448
1,720	Lockheed Martin Corp.	154,559
		304,007
Building Material & Supplies Dealers: 0.6%
1,592	Fortune Brands Home & Security, Inc. 1	35,136
Energy: 8.9%
2,675	National Grid Plc - ADR	135,034
3,775	Northeast Utilities System	140,128
2,341	OGE Energy Corp.	125,244
1,855	ONEOK, Inc.	151,479
		551,885
Financial Services: 8.1%
3,010	American Express Co.	174,159
4,055	Moodys Corp.	170,715
6,061	Nasdaq OMX Group, Inc. 1	156,980
		501,854
Food & Beverage Prodcuts: 10.1%
2,547	Beam, Inc.	149,178
7,765	Flowers Foods, Inc.	158,173
2,715	H.J. Heinz Co.	145,388
7,910	Sara Lee Corp.	170,302
		623,041
Food Services: 2.5%
2,735	Starbucks Corp.	152,859
Grocery Product Wholesalers: 7.4%
3,315	Church & Dwight, Inc.	163,065
1,665	Colgate Palmolive Co.	162,803
3,860	Unilever NV - ADR	131,356
		457,224
Grocery Stores: 4.4%
3,170	Ruddick Corp.	127,117
1,762	Whole Foods Market, Inc.	146,598
		273,715
Medical Equipment & Supplies Manufacturing: 5.2%
2,335	Amgen, Inc.	158,757
2,330	Haemonetics Corp. 1	162,354
		321,111
Pesticide, Fertilizer & Agricultural Chemical Manufacturing: 2.5%
1,925	Monsanto Co.	153,538
Petroleum Products: 2.5%
1,760	Exxon Mobil Corp.	152,645
Pharmaceutical & Medicine Manufacturing: 7.9%
2,675	Abbott Laboratories	163,951
4,685	Bristol Myers Squibb Co.	158,119
3,390	Gilead Sciences, Inc. 1	165,601
		487,671
Radio & Television Broadcasting: 2.9%
5,280	CBS Corp.	179,045
Rail Transportation: 4.7%
2,189	Kansas City Southern 1	156,930
2,075	Norfolk Southern Corp.	136,597
		293,527
Retail: 7.4%
2,034	Coach, Inc.	157,187
3,395	CVS Caremark Corp.	152,096
3,993	Williams-Sonoma, Inc.	149,658
		458,941
Technology Services: 10.3%
7,750	Cisco Systems, Inc.	163,912
2,910	Raytheon Co.	153,590
2,800	Telus Corp.	159,152
6,925	Total System Services, Inc.	159,760
		636,414
Water, Sewage & Other Systems: 2.5%
4,590	American Water Works Co., Inc.	156,198
TOTAL COMMON STOCKS
(Cost $5,099,346)		5,738,811

REAL ESTATE INVESTMENT TRUSTS: 2.5%
2,460	American Tower Corp.	155,029
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $154,365)		155,029

Shares		Value
SHORT-TERM INVESTMENTS: 4.1%
Money Market Funds: 4.1%
251,201	Fidelity Institutional Money Market Portfolio, 0.22% 2	251,201
TOTAL SHORT-TERM INVESTMENTS
(Cost $251,201)		251,201

TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $5,504,912)		6,145,041
Other Assets in Excess of Liabilities: 0.6%		36,131
TOTAL NET ASSETS: 100.0%		$6,181,172

ADR -	American Depositary Receipt
1	Non-income producing security.
2	Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$5,510,458
Gross unrealized appreciation	659,112
Gross unrealized depreciation	(24,529)
Net unrealized appreciation	$634,583

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$5,738,811	$-	$-	$5,738,811

Real Estate Investment Trusts	$155,029	$-	$-	$155,029

Short-Term Investments	$251,201	$-	$-	$251,201
Total Investments in Securities	$6,145,041	$-	$-	$6,145,041

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date    May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  May 21, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date  May 24, 2012

•	Print the name and title of each signing officer under his or her signature.

Contravisory Strategic Equity Fund 3.31.12 N-Q